Document And Entity Information	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0001289868
Document Type	N-CSRS
Entity Registrant Name	XAI Madison Equity Premium Income Fund
Document Period End Date	Mar. 31, 2026
Amendment Flag	false